Concentrations of Geographic and Credit Risk	12 Months Ended
Dec. 31, 2010
Concentrations of Geographic and Credit Risk [Abstract]
Concentrations of Geographic and Credit Risk

35.	Concentrations of Geographic and Credit Risk

Geographic risk

Loans to borrowers based in Korea comprised 95.95% and 95.99% of the Company’s loan portfolio as of December 31, 2009 and 2010, respectively. Investments in debt and equity securities of Korean entities comprised 98.63% and 99.42% of the Company’s investment portfolio as of December 31, 2009 and 2010, respectively.

Credit risk

Concentrations of credit risk arise when a number of customers are engaged in similar business activities, or activities in the same geographic region, or have similar economic features that would cause their ability to meet their contractual obligations to be similarly affected by changes in economic conditions. The Company regularly monitors various segments of its credit risk portfolio to assess potential concentration risks and to obtain collateral when deemed necessary.

The table below indicates major products including both on-balance sheet (principally loans) and off-balance sheet (principally unused lines of credit) exposures as of December 31:

	Korean Won (in millions)
	2009			2010
	Credit	On-balance	Off-balance	Credit	On-balance	Off-balance
	exposure	sheet(1)	sheet	exposure	sheet(1)	sheet

Commercial loans(1)	176,993,423	122,163,058	54,830,365	180,017,216	123,655,005	56,362,211
Credit cards	26,058,938	4,098,153	21,960,785	27,411,102	4,354,329	23,056,773
Consumer	69,300,399	62,048,814	7,251,585	71,286,719	63,700,655	7,586,064

Total	272,352,760	188,310,025	84,042,735	278,715,037	191,709,989	87,005,048

(1)	Includes loans and due from customers on acceptances and excludes unearned income.
(2)	In addition, the Company has exposure to credit derivatives in the notional amount of 633,050 million Won and 106,945 million Won as of December 31, 2009 and 2010, respectively.